Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income	¥ 26	¥ (82)
Credit (debit) amounts reclassified to earnings	0	0
Cumulative credit balance recognized in accumulated other comprehensive income	¥ 78	¥ 56